FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, Foreign currency exchange risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Philippines, Pesos [Member]
Foreign exchange losses on foreign exchange contracts [Abstract]
Effect of 5.0% depreciation in functional currency against U.S dollar on net loss after taxation	$ (1,400)	$ (1,100)
Effect of 5.0% appreciation in functional currency against U.S dollar on net loss after taxation	1,400	1,100
Euro [Member]
Foreign exchange losses on foreign exchange contracts [Abstract]
Effect of 5.0% depreciation in functional currency against U.S dollar on net loss after taxation	(100)	(60)
Effect of 5.0% appreciation in functional currency against U.S dollar on net loss after taxation	100	60
Pakistan, Rupees [Member]
Foreign exchange losses on foreign exchange contracts [Abstract]
Effect of 5.0% depreciation in functional currency against U.S dollar on net loss after taxation	(300)	(200)
Effect of 5.0% appreciation in functional currency against U.S dollar on net loss after taxation	$ 300	$ 20